Cash and Bank Balances - Continued and discontinued operations (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and bank balances
Cash attributable to continued operations	$ 376,768	$ 1,538,347
Cash attributable to discontinued operations	541,756	1,157,929
Total	$ 918,524	$ 2,696,276	$ 19,304,380	$ 9,529,723